Leases (Tables)	6 Months Ended
Jun. 30, 2021
Leases [Abstract]
Schedule of future undiscounted cash flows
For operating leases where we are the lessee, our future undiscounted cash flows as at June 30, 2021 are as follows:

(In $ millions)	Future cash flows
July 1 - December 31, 2021	22
Year ended December 31, 2022	51
Year ended December 31, 2023	2
Year ended December 31, 2024	1
Year ended December 31, 2025 and thereafter	—
Total	76

Schedule of reconciliation and supplementary information
The following table gives a reconciliation between the undiscounted cash flows and the related operating lease liability recognized in our Consolidated Balance Sheets as at June 30, 2021 and December 31, 2020:

(In $ millions)	As at June 30, 2021	As at December 31, 2020
Total undiscounted cash flows	76	79
Less: short term leases	—	—
Less: discount	(5)	(11)
Operating lease liability	71	68
Of which:
Current	67	51
Non-current	4	17
The following table gives supplementary information regarding our lease accounting for the six months ended June 30, 2021 and six months ended June 30, 2020:

(In $ million)	Six months ended June 30, 2021	Six months ended June 30, 2020
Operating Lease Cost:
Operating lease cost	5	4
Short-term lease cost	—	—
Total Lease cost	5	4

Other information:
Cash paid for amounts included in the measurement of lease liabilities - Operating Cash flows	5	4
Right-of-use assets obtained in exchange for operating lease liabilities during the period	—	—
Weighted-average remaining lease term in months	12	28
Weighted-average discount rate	29%	13%

Schedule of operating subleases	The estimated future undiscounted cash flows on these leases as at June 30, 2021 are as follows:

(In $ millions)	Future cash flows
July 1 - December 31, 2021	14
Year ended December 31, 2022	28
Year ended December 31, 2023	28
Year ended December 31, 2024	21
2024 and thereafter	20
Total	111